Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

	Fair Value Measurements
December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value	Total Fair Value
(add 000)	2018
Equity securities[1]:
Mid-sized to large cap	$—	$—	$—	$196,475	$196,475
Small cap, international and emerging growth funds	—	—	—	210,371	210,371
Debt securities[1]:
Core fixed income	—	—	—	228,194	228,194
Real estate	—	—	—	35,553	35,553
Hedge funds	—	—	—	44,453	44,453
Cash equivalents	2,864	—	—	—	2,864
Total	$2,864	$—	$—	$715,046	$717,910

	2017
Equity securities[1]:
Mid-sized to large cap	$—	$—	$—	$177,497	$177,497
Small cap, international and emerging growth funds	—	—	—	186,272	186,272
Debt securities[1]:
Core fixed income	—	—	—	182,225	182,225
Real estate	—	—	—	46,467	46,467
Hedge funds	—	—	—	45,604	45,604
Cash equivalents	41	—	—	—	41
Total	$41	$—	$—	$638,065	$638,106

[1] These investments are common collective investment trusts valued using the net asset value (NAV) unit price provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund.

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2018	2017
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2023	2022

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates	A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$25	$(22)
Postretirement benefit obligation	$640	$(575)

Pension
Schedule of Components of Net Periodic Benefit Cost (Credit)

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2018	2017	2016
Service cost	$31,624	$26,805	$22,167
Interest cost	33,209	36,101	35,879
Expected return on assets	(46,011)	(39,759)	(37,699)
Amortization of:
Prior service cost	104	311	350
Actuarial loss	12,830	14,138	12,074
Transition asset	(1)	(1)	(1)
Settlement charge	2,936	21	124
Termination benefit charge	—	—	764
Net periodic benefit cost	$34,691	$37,616	$33,658

Schedule of Recognized Comprehensive Earnings

The Company recognized the following amounts in consolidated comprehensive earnings:

 years ended December 31

(add 000)	2018	2017	2016
Actuarial loss	$32,214	$13,343	$52,028
Net prior service cost	3	—	—
Amortization of:
Prior service cost	(104)	(311)	(350)
Actuarial loss	(12,830)	(14,138)	(12,074)
Transition asset	1	1	1
Special plan termination benefits	—	—	(764)
Settlement charge	(2,936)	(21)	(124)
Total	$16,348	$(1,126)	$38,717

Schedule of Net Periodic Benefit Credit or Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2018		2017
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$14	$9	$115	$71
Actuarial loss	233,688	146,588	217,240	134,066
Transition asset	(5)	(3)	(6)	(4)
Total	$233,697	$146,594	$217,349	$134,133

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2018	2017
Net projected benefit obligation at beginning of year	$879,335	$831,849
Service cost	31,624	26,805
Interest cost	33,209	36,101
Actuarial (gain) loss	(54,621)	56,675
Plan amendment	3	-
Gross benefits paid	(41,654)	(72,095)
Net projected benefit obligation at end of year	$847,896	$879,335

Schedule of Change In Plan Assets

The Company’s change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2018	2017
Change in plan assets:
Fair value of plan assets at beginning of year	$638,106	$596,207
Actual return on plan assets, net	(40,823)	83,091
Employer contributions	162,281	30,903
Gross benefits paid	(41,654)	(72,095)
Fair value of plan assets at end of year	$717,910	$638,106

Schedule of Funded Status	December 31
(add 000)	2018	2017
Funded status of the plan at end of year	$(129,986)	$(241,229)
Accrued benefit cost	$(129,986)	$(241,229)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2018	2017
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(8,992)	$(11,092)
Noncurrent liability	(120,994)	(230,137)
Net amount recognized at end of year	$(129,986)	$(241,229)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2018	2017
Projected benefit obligation	$98,729	$879,335
Accumulated benefit obligation	$85,548	$792,912
Fair value of plan assets	$560	$638,106

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2018	2017
Discount rate	4.38%	3.76%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2018	2017	2016
Discount rate	3.76%	4.29%	4.67%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%
Expected long-term rate of return on assets	6.75%	6.75%	7.00%

Schedule of Target Assets Allocation

The target allocation for 2018 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2018	December 31
Asset Class	Target Allocation	2018	2017
Equity securities	56%	57%	57%
Debt securities	30%	32%	29%
Hedge funds	4%	6%	7%
Real estate	10%	5%	7%
Total	100%	100%	100%

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2019	$40,835
2020	$42,908
2021	$44,237
2022	$45,848
2023	$47,170
Years 2024 - 2028	$260,117

Postretirement Benefits
Schedule of Components of Net Periodic Benefit Cost (Credit)	The net periodic postretirement benefit credit for postretirement plans includes the following components:

years ended December 31

(add 000)	2018	2017	2016
Service cost	$77	$80	$85
Interest cost	519	727	863
Amortization of:
Prior service credit	(2,074)	(1,741)	(1,959)
Actuarial gain	(211)	(364)	(499)
Settlement credit	—	—	(9)
Total net periodic benefit credit	$(1,689)	$(1,298)	$(1,519)

Schedule of Recognized Comprehensive Earnings

The Company recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2018	2017	2016
Actuarial (gain) loss	$(1,700)	$1,236	$686
Net prior service credit	—	(3,902)	(1,326)
Settlement credit	—	—	9
Amortization of:
Prior service credit	2,074	1,741	1,959
Actuarial gain	211	364	499
Total	$585	$(561)	$1,827

Schedule of Net Periodic Benefit Credit or Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit credit or cost:

December 31	2018		2017
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(3,747)	$(2,388)	$(6,314)	$(3,899)
Actuarial gain	(4,238)	(2,701)	(2,256)	(1,393)
Total	$(7,985)	$(5,089)	$(8,570)	$(5,292)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2018	2017
Change in benefit obligation:
Net benefit obligation at beginning of year	$15,347	$20,591
Service cost	77	80
Interest cost	519	727
Participants’ contributions	312	3,421
Actuarial (gain) loss	(1,700)	1,236
Gross benefits paid	(1,262)	(6,806)
Plan amendments	-	(3,902)
Net benefit obligation at end of year	$13,293	$15,347

Schedule of Change In Plan Assets

The postretirement health care plans’ change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2018	2017
Fair value of plan assets at beginning of year:	$—	$—
Employer contributions	950	3,385
Participants’ contributions	312	3,421
Gross benefits paid	(1,262)	(6,806)
Fair value of plan assets at end of year	$—	$—

Schedule of Funded Status	December 31
(add 000)	2018	2017
Funded status of the plan at end of year	$(13,293)	$(15,347)
Accrued benefit cost	$(13,293)	$(15,347)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2018	2017
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(950)	$(2,560)
Noncurrent liability	(12,343)	(12,787)
Net amount recognized at end of year	$(13,293)	$(15,347)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligation as of December 31 are:

	2018	2017
Discount rate	4.15%	3.47%

Weighted-average assumptions used to determine net postretirement benefit credit for the years ended December 31 are:

	2018	2017	2016
Discount rate	3.47%	3.78%	4.25%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Company, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2019	$950
2020	$1,492
2021	$1,419
2022	$1,344
2023	$1,254
Years 2024 – 2028	$5,809